Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of trade and other receivables and allowance for doubtful accounts

	December 31,
Description	2020	2019

Local currency
Credit card companies	394,895	768,839
Cargo and travel agencies	146,854	127,509
Azul Viagens	56,870	88,410
TudoAzul program	65,522	56,485
Other	52,713	59,715
Total local currency	716,854	1,100,958
Foreign currency
Credit card companies	8,927	4,439
Maintenance reserve	112,170	6,726
Airline partner companies	24,910	17,598
Insurance	7,150	24,112
Other	21,502	26,749
Total foreign currency	174,659	79,624

Total	891,513	1,180,582
Allowance for expected losses	(16,131)	(14,716)
Total net	875,382	1,165,866

Schedule of Aging of Accounts Receivables
The breakdown of accounts receivable by maturity, net of allowance for expected losses, is as follows:

	December 31,
Description	2020	2019

Current (not past due)
Up to 30 days	476,378	734,218
31 to 60 days	69,729	110,392
61 to 90 days	46,007	82,142
91 to 180 days	86,215	170,182
181 to 360 days	65,386	46,945
Total current	743,715	1,143,879
Past due
Up to 30 days	104,377	7,429
31 to 60 days	8,371	4,149
61 to 90 days	4,228	5,720
91 to 180 days	5,077	111
181 to 360 days	6,178	563
Over 360 days	3,436	4,015
Total past due	131,667	21,987
Total	875,382	1,165,866

Schedule of Changes in the Allowance for Doubtful Accounts
Changes in the allowance for expected losses are as follows:

	December 31,
Description	2020	2019

Balances at the beginning of the year	(14,716)	(12,723)
Business combination – Azul Conecta	(380)	—
(Inclusions) and reversals	(3,205)	(1,993)
Write-off of uncollectible amounts	2,170	—
Balances at the end of the year	(16,131)	(14,716)